Related Party Transactions - Related Party Costs and Expenses (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2017 D	Apr. 30, 2013	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Related Party Transaction
Total income (expenses)			$ (8,043)	$ (5,359)	$ (4,338)
Vigdis Knutsen | Acquisitions from KNOT
Related Party Transaction
Number of days vessel went off-hire due to damage | D	6
KNOT Management
Related Party Transaction
Administration fee			1,434	1,457	1,279
KOAS
Related Party Transaction
Administration fee			$ 583	461	382
Margin rate on administration cost			5.00%
KOAS UK
Related Party Transaction
Administration fee			$ 123	122	145
Margin rate on administration cost			5.00%
KNOT
Related Party Transaction
Other income			$ 749	1,499	770
Operating expenses			6,491	4,617	2,971
Administration fee			$ 161	149	203
Interest expense charged from KNOT				$ (52)	$ (128)
KNOT | Bodil Knutsen
Related Party Transaction
Period of related party guarantee of payment of hire rate		5 years
KNOT | Windsor Knutsen
Related Party Transaction
Period of related party guarantee of payment of hire rate		5 years